INTANGIBLE ASSETS, NET - Estimated amortization expense (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Estimated amortization expenses
Within 1 year	¥ 133,521
Between 1 and 2 years	124,601
Between 2 and 3 years	119,162
Between 3 and 4 years	114,957
Thereafter	365,394
Total	¥ 857,635